FINANCE LEASES	6 Months Ended
Jun. 30, 2023
FINANCE LEASES
FINANCE LEASES

NOTE 5 – FINANCE LEASES

During 2019 and 2020, the Company borrowed an aggregate $7,357 and $9,985 under the following third-party and related party finance lease transactions:

•	A $9,985 note from a third party for the lease of fixed assets, bearing interest at 22%, amortized over 24 months with a payment of $498 in addition to a $22 management fee for a total monthly payment of $520. The lease has a bargain purchase option of $1 at the end of the lease term.

•	A $6,168 note from a third party for the purchase of fixed assets, bearing interest at 16.60% amortized over 36 months with payments of $219.

•	A $1,188 note from a third party for the purchase of fixed assets, bearing interest at 16.60%, amortized over 36 months with payments of $42.

The following is a schedule of the net book value of the finance lease.

Assets	June 30, 2023
Leased equipment under finance lease,	$73,883
less accumulated amortization	(73,368)
Net	$515

Liabilities	June 30, 2023
Obligations under finance lease (current)	$1,305
Obligations under finance lease (noncurrent)	-
Total	$1,305

Below is a reconciliation of leases to the financial statements.

The following is a schedule, by years, of future minimum lease payments required under finance leases.

Years ended December 31	Finance Leases
2023	1,395
Thereafter	-
Total	1,395
Less: Imputed Interest	(90)
Total Liability	1,305